CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	GroupBy [Member]	Bluedot Innovation Pty. Ltd [Member]	Mpower Plus B.V. [Member]	Common Stock [Member] Series A shares [Member]	Common Stock [Member] Ordinary shares [Member]	Common Stock [Member] Ordinary shares [Member] GroupBy [Member]	Common Stock [Member] Ordinary shares [Member] Bluedot Innovation Pty. Ltd [Member]	Common Stock [Member] Ordinary shares [Member] Mpower Plus B.V. [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] GroupBy [Member]	Additional paid-in capital [Member] Bluedot Innovation Pty. Ltd [Member]	Additional paid-in capital [Member] Mpower Plus B.V. [Member]	Accumulated deficit [Member]	Share subscription receivable [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Dec. 31, 2023	$ (56,405,533)				$ 3,868	$ 127,310				$ 193,631,205				$ (249,869,811)	$ (178,720)	$ (119,385)
Beginning balance, shares at Dec. 31, 2023					4,575,983	152,262,295
Employee share-based compensation	1,852,702									1,852,702
Share issuance for Bluedot common control transaction (see Note 2 and 4), value	1,000					$ 103				897
Share issuance for Bluedot common control transaction (see Note 2 and 4), shares						819,737
Warrants issued with loan	1,782									1,782
Share-based compensation related parties, value	2,190,482									2,190,482
Ordinary shares issued, shares						4,528
Ordinary shares issued, value	25,146					$ 3				25,143
Net loss	(12,967,097)													(12,967,097)
Foreign currency translation gain (loss)	133,245															133,245
Ending balance, value at Jun. 30, 2024	(65,168,273)				$ 3,868	$ 127,416				197,702,211				(262,836,908)	(178,720)	13,860
Ending balance, shares at Jun. 30, 2024					4,575,983	153,086,560
Beginning balance, value at Dec. 31, 2024	(41,269,744)					$ 26,919				216,879,496				(258,209,745)	(80)	33,666
Beginning balance, shares at Dec. 31, 2024						209,080,491
Employee share-based compensation	2,341,249									2,341,249
Shares issued to advisors, value	2,893,792					$ 147				2,893,644
Shares issued to advisors, shares						1,169,846
Shares issued on conversion of senior secured notes	30,765,993					$ 1,322				30,764,671
Shares issued on conversion of senior secured notes, shares						10,840,973
Issuance of ordinary shares upon conversion of advance subscription, value	118,293					$ 22				118,271
Issuance of ordinary shares upon conversion of advance subscription, shares						171,429
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, value	1,613,207					$ 62				1,613,145
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, shares						500,000
Issuance of ordinary shares upon conversion of Yorkville Note (see note 8), value	3,747,134					$ 177				3,746,957
Issuance of ordinary shares upon conversion of Yorkville Note (see note 8), shares						1,413,946
Ordinary shares issued upon exercise of share options by consultants, value						$ 28									(28)
Ordinary shares issued upon exercise of share options by consultants, shares						223,622
Ordinary shares issued upon exercise of share options under LTIP by employees, value						$ 99									(99)
Ordinary shares issued upon exercise of share options under LTIP by employees, shares						748,866
Ordinary shares issued upon exercise of share options under LTIP by related parties, value						$ 1,566									(1,566)
Ordinary shares issued upon exercise of share options under LTIP by related parties, shares						11,864,174
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, value	876,000					$ 38				875,963
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, shares						300,000
Ordinary shares issued upon conversion of convertible notes (see note 8), value	1,138,568					$ 53				1,138,514
Ordinary shares issued upon conversion of convertible notes (see note 8), shares						471,337
Ordinary shares issued in upon conversion of promissory note (see note 8), value	4,116,180					$ 168				4,116,012
Ordinary shares issued in upon conversion of promissory note (see note 8), shares						1,257,632
Ordinary shares issued in lieu of cash payment for services	222,500					$ 14				222,486
Ordinary shares issued in lieu of cash payment for services, shares						110,000
Ordinary shares issued to DBLP upon settlement of related party payable, value	823,148					$ 107				823,041
Ordinary shares issued to DBLP upon settlement of related party payable, shares						800,000
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, value	16,692,859					$ 802				16,692,057
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, shares						5,857,143
Share-based compensation related parties, value	6,043,937					$ 335				6,043,937					(335)
Ordinary share-based compensation issued to related parties, shares						2,500,000
Shares issued under the rights issue	1,088,327					$ 548				1,087,779
Shares issued under the rights issue, shares						4,150,000
Issuance of ordinary shares upon acquisition of Armada, shares							3,999,902	1,941,111	804,833
Issuance of ordinary shares upon acquisition of Armada		$ 5,759,859	$ 3,396,944	$ 1,529,182			$ 517	$ 245	$ 108		$ 5,759,342	$ 3,396,700	$ 1,529,074
Ordinary shares issued on conversion of advisors loans, shares						861,333
Ordinary shares issued on conversion of advisors loans	2,080,815					$ 116				2,080,699
Net loss	(57,852,518)													(57,852,518)
Foreign currency translation gain (loss)	(415,544)															(415,544)
Ending balance, value at Jun. 30, 2025	$ (14,289,819)					$ 33,394				$ 302,123,036				$ (316,062,263)	$ (2,108)	$ (381,878)
Ending balance, shares at Jun. 30, 2025						259,066,638